Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,403,000
Previously Paid Amount	0
Total Fee Amount	2,817.50
Total Offset Amount	0
Net Fee	$ 2,817.50